Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Trading assets and liabilities
end of	2Q22	1Q22	4Q21
Trading assets (CHF million)
Debt securities	57,030	52,565	54,198
Equity securities	24,711	34,097	36,546
Derivative instruments [1]	16,069	16,810	17,559
Other	3,285	3,499	2,838
Trading assets	101,095	106,971	111,141
Trading liabilities (CHF million)
Short positions	14,015	15,818	16,689
Derivative instruments [1]	15,952	12,366	10,846
Trading liabilities	29,967	28,184	27,535
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2Q22	1Q22	4Q21
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	13,707	14,881	17,869
Cash collateral received	10,522	10,027	12,056
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	9,674	9,262	7,659
Cash collateral received	5,065	5,016	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	6M22	2021
Trading assets (CHF million)
Debt securities	57,130	54,297
Equity securities	24,748	36,606
Derivative instruments [1]	16,069	17,559
Other	3,285	2,837
Trading assets	101,232	111,299
Trading liabilities (CHF million)
Short positions	14,015	16,693
Derivative instruments [1]	15,952	10,846
Trading liabilities	29,967	27,539
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M22	2021
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	13,707	17,869
Cash collateral received	11,102	12,056
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	9,674	7,659
Cash collateral received	5,102	5,533
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.